Fair Value Measurements (Tables)	3 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Values Determined by Level 3 Inputs

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at September 30, 2019 and June 30, 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical instruments. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates, and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the financial instrument, and included situations where there is little, if any, market activity for the instrument:

At September 30, 2019

Liabilities:		Total	Level 1	Level 2	Level 3
	Original issue discount, convertible debt	$ 322,000	$ -	$ -	$ 322,000
	Derivative liability, warrants	44,601	-	-	44,601
Total:		$ 366,601	$ -	$ -	$ 366,601

At June 30, 2019

Liabilities:		Total	Level 1	Level 2	Level 3
	Original issue discount, convertible debt	$ 979,569	$ -	$ -	$ 979,569
	Derivative liability, warrants	46,375	-	-	46,375
Total:		$ 1,025,944	$ -	$ -	$1,025,944

Schedule of Derivative Liability Valued Using Monte Carlo Pricing Model

The derivative liability was valued using the Monte Carlo pricing model with the following inputs at September 30, 2019 and June 30, 2019:

At September 30, 2019
Risk-free interest rate:	1.90%
Expected dividend yield:	0.00%
Expected stock price volatility:	160.00%
Expected option life in years:	2.52 years

At June 30, 2019
Risk-free interest rate:	1.72% - 2.83%
Expected dividend yield:	0.00%
Expected stock price volatility:	180.00%
Expected option life in years:	2.80 - 3.00 years

Schedule of Reconciliation of Changes in Fair Value of Convertible Debt

The following table sets forth a reconciliation of changes in the fair value of the Company’s convertible debt components classified as Level 3 in the fair value hierarchy at September 30, 2019:

Beginning balance	$ 1,025,944
Convertible securities at inception	293,000
Settlement of conversion features and warrants	(149,374)
Realized	(46,903)
Unrealized	(756,066)
Ending balance	$ 366,601